RELATED PARTY TRANSACTIONS (Details) - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 348,685,419	$ 311,278,268
Common stock held (as a percent)	4.40%	4.70%
Company common stock fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 15,736,605	$ 14,781,046
Number of shares held	152,827	178,753
Purchases	$ 1,243,426	$ 2,980,703
Sales	4,138,783	3,027,603
Dividend income	165,038	180,587
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 310,055,837	$ 273,501,730